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                                                   Filed Pursuant to Rule 497(e)
                                                   File Nos. 33-39133, 811-6241
                                                   333-22931 and 811-8282



                         LOOMIS SAYLES INVESTMENT TRUST
               Loomis Sayles Benchmark Core Bond Fund (the "Fund")

                      Supplement dated February 28, 2003 to
                   Loomis Sayles Fixed Income Funds Prospectus
                             dated February 1, 2003

The following information replaces the paragraph on page 35 under the section titled "Portfolio Managers" relating to Fund:

LOOMIS SAYLES BENCHMARK CORE BOND FUND Kurt L. Wagner, Vice President of Loomis Sayles Investment Trust and Loomis Sayles, has served as co-portfolio manager of the Fund since May 2002. Clifton Rowe, Vice President of Loomis Sayles, has served as co-portfolio manager of the Fund since February 2003.


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                                                Filed Pursuant to Rule 497(e)
                                                File Nos. 333-22931 and 811-8282


                         LOOMIS SAYLES INVESTMENT TRUST
             Loomis Sayles Core Plus Fixed Income Fund (the "Fund")

                      Supplement dated February 28, 2003 to
          Loomis Sayles Investment Trust Fixed Income Funds Prospectus
                             dated February 1, 2003

The following information replaces the paragraph on page 32 under the section titled "Portfolio Managers" relating to Fund:

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND Peter W. Palfrey, Vice President of Loomis Sayles Investment Trust and Loomis Sayles, has served as a co-portfolio manager of the Fund since August 2001. Prior to joining Loomis Sayles in 2001, Mr. Palfrey served as a Vice President of Back Bay Advisors, L.P. Craig Smith, Vice President of Loomis Sayles Investment Trust and Loomis Sayles, has served as a co-portfolio manager of the Fund since February 2002. John Hyll, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since February 2003. Richard G. Raczkowski has served as a co-portfolio manager of the Fund since February 2003. Prior to joining Loomis Sayles in 2001, Mr. Raczkowski served as a Vice President of Back Bay Advisors, L.P.